Financial instruments (Tables)	12 Months Ended
Dec. 31, 2022
Financial Instruments [Abstract]
Schedule of Outstanding Interest Rate Derivatives
As of December 31, 2022, the Company had the following outstanding interest rate derivatives:

Fixed per annum rate swapped for benchmark rate	Notional amount as of December 31, 2022	Maximum notional amount(1)	Effective date	Ending date
1.9250%	$500.0	$500.0	January 31, 2022	February 2, 2032
5.4200%	234.9	234.9	September 6, 2007	May 31, 2024
2.3875%	200.0	200.0	July 20, 2022	July 20, 2032
1.6850%	100.0	100.0	November 14, 2019	May 15, 2024
0.6300%	84.0	84.0	January 21, 2021	October 14, 2026
0.6600%	84.0	84.0	February 4, 2021	October 14, 2026
1.6490%	80.0	80.0	September 27, 2019	May 14, 2024
1.4900%	24.3	24.3	February 4, 2020	December 30, 2025
(1)Over the term of the interest rate swaps, the notional amounts increase and decrease. These amounts represent the peak notional amount over the remaining term of the swap.
In July 2022, the Company early terminated a swap with notional amount of $125,000,000 and fixed rate of 0.7270%.

Summary of Financial Instruments Measured at Fair Value
The following provides information about the Company’s financial instruments measured at fair value:

	2022	2021
Contingent consideration asset (note 12 (d))	$43.7	$55.3
Fair value of derivative assets
Interest rate swaps	107.1	6.1
Fair value of derivative liabilities
Interest rate swaps	1.5	28.5

Schedule of Gains and Losses Reclassified from Accumulated Other Comprehensive Loss into Earnings
The following table provides information about gains and losses included in net earnings and reclassified from accumulated other comprehensive loss (“AOCL”) into earnings:

	2022	2021	2020
(Gain) Loss recognized in net earnings:
(Gain) Loss on interest rate swaps (1)	$(120.6)	$(14.0)	$36.4
(Gain) on derivative put instrument	—	(0.1)	(0.9)
(Gain) Loss on contingent consideration asset	(0.9)	5.1	(6.8)
Loss reclassified from AOCL to net earnings(2)
Interest expense	—	0.2	0.3
Depreciation and amortization	1.0	1.0	1.0
(1)For the years ended December 31, 2022, 2021 and 2020, cash flows related to actual settlement of interest rate swaps were $12,722,000, $26,758,000 and $21,789,000 respectively. These are included in investing activities on the consolidated statements of cash flows.
(2)The effective portion of changes in unrealized loss on interest rate swaps was recorded in accumulated other comprehensive loss until September 30, 2008 when these contracts were voluntarily de-designated as accounting hedges. The amounts in accumulated other comprehensive loss are recognized in earnings when and where the previously hedged interest is recognized in earnings.